Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Quarterly Financial Data [Line Items]
Litigation									$ (3,191)	$ (2,753)	$ 39,500
Litigation reserves							$ 5,800		0	0	39,500
Proceeds from Legal Settlements	$ 1,200		$ 2,000			$ 8,600
Gain Loss On Sale Of Assets		$ (1,100)	(1,800)						2,858	(1,093)	608
Acquisition costs		100		$ 600	$ 1,100				700	1,100	0
Long-lived asset impairments	6,700	$ 3,400	500		1,500		700		10,651	2,255	4,502
Severance Costs	900		200	$ 2,200	900		300		3,304	$ 1,182	$ 2,140
Expenses related to a bankrupt franchisee	200		$ 1,200						$ 1,400
Lease termination charges	$ 3,800				$ 500		$ 500	$ 900